UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
————————————
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
——————————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments
January 31, 2007 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.6%
	Airlines — 1.2%
11,217	Southwest Airlines Co.	$169,377

	Audio and Video Equipment — 3.5%
10,342	Sony Corp. ADR	479,145

	Auto and Truck Parts — 1.9%
2,650	Genuine Parts Co.	125,928
1,640	Magna International, Inc., Class A	128,117

		254,045

	Banks - Regional — 6.3%
2,775	Allied Irish Banks PLC ADR	161,144
3,031	Bank of Montreal	180,648
1,110	Comerica, Inc.	65,823
1,600	Commerce Bancorp, Inc.	54,048
2,630	KeyCorp	100,387
5,075	The Bank of Nova Scotia	219,138
1,100	UnionBanCal Corp.	71,082

		852,270

	Biotechnology and Drugs — 4.4%
900	Barr Pharmaceuticals, Inc.*	48,168
3,450	Eli Lilly and Co.	186,714
4,350	Novartis AG ADR	250,952
4,450	Schering-Plough Corp.	111,250

		597,084

	Capital Goods - Miscellaneous — 0.7%
1,175	W.W. Grainger, Inc.	91,239

	Chemicals - Plastics and Rubber — 1.0%
3,150	The Dow Chemical Co.	130,851

	Communications Equipment — 1.6%
435	Research in Motion Ltd.*	55,584
16,400	Tellabs, Inc.*	165,148

		220,732

	Communications Services — 1.2%
1,000	Alltel Corp.	61,290
1,439	AT&T, Inc.	54,150
1,800	Nippon Telegraph and Telephone Corp. ADR	45,072

		160,512

	Construction Services — 1.0%
2,454	Lennar Corp., Class A	133,449

	Electric Utilities — 2.3%
3,226	Edison International	145,105
3,475	PG&E Corp.	162,213

		307,318

	Electronic Instruments and Controls — 2.8%
4,583	TDK Corp. ADR	385,568

	Food Processing — 3.2%
9,425	Archer Daniels Midland Co.	301,600
1,800	Bunge Ltd.	138,510

		440,110

	Insurance - Accident and Health — 0.4%
2,400	UnumProvident Corp.	52,800

	Insurance - Life — 2.7%
2,447	Prudential Financial, Inc.	218,101
3,450	Sun Life Financial, Inc.	148,040

		366,141

	Insurance - Property and Casualty — 11.6%
2,079	ACE Ltd.	120,125
118	Berkshire Hathaway, Inc., Class B*	432,747
457	Everest Re Group Ltd.	42,775
3,995	Loews Corp.	173,623
845	Safeco Corp.	54,088
3,200	The Allstate Corp.	192,512
2,548	The Chubb Corp.	132,598
1,919	The Hartford Financial Services Group, Inc.	182,132
3,704	The St. Paul Travelers Companies, Inc.	188,348
1,500	W.R. Berkley Corp.	49,635

		1,568,583

	Investment Services — 4.8%
1,525	Ameriprise Financial, Inc.	89,914
5,251	Morgan Stanley	434,730
753	The Bear Stearns Companies, Inc.	124,132

		648,776

	Iron and Steel — 2.2%
4,988	Arcelor Mittal, Class A NYS	237,279
755	United States Steel Corp.	63,035

		300,314

	Metal Mining — 0.5%
1,450	Alcan, Inc.	73,950

	Oil and Gas Operations — 12.7%
1,077	Apache Corp.	78,589
1,250	Canadian Natural Resources Ltd.	62,525
2,675	Chevron Corp.	194,953
1,200	CNOOC Ltd. ADR	102,924
3,000	ConocoPhillips	199,229
1,350	Devon Energy Corp.	94,622
1,900	EnCana Corp.	91,257
950	Hess Corp.	51,291
1,025	Marathon Oil Corp.	92,599
1,025	Murphy Oil Corp.	50,953
1,275	Newfield Exploration Co.*	54,583
950	Noble Energy, Inc.	50,740
1,985	Occidental Petroleum Corp.	92,025
1,000	Questar Corp.	81,200
2,848	Royal Dutch Shell PLC, Class A ADR	194,375
2,592	Sempra Energy	148,728
1,575	Valero Energy Corp.	85,491

		1,726,084

	Oil Well Services and Equipment — 0.8%
1,025	ENSCO International, Inc.	52,142
675	Noble Corp.	50,591

		102,733

	Photography — 2.7%
8,700	FUJIFILM Holdings Corp. ADR	359,658

	Railroads — 9.1%
4,275	Burlington Northern Santa Fe Corp.	343,539
2,155	Canadian Pacific Railway Ltd.	117,965
5,522	CSX Corp.	203,154
4,639	Norfolk Southern Corp.	230,326
3,388	Union Pacific Corp.	342,188

		1,237,172

	Retail - Drugs — 2.5%
7,525	Walgreen Co.	340,883

	Retail - Grocery — 0.7%
2,150	Whole Foods Market, Inc.	92,859

	Retail - Specialty — 2.6%
6,329	Costco Wholesale Corp.	355,563

	Savings and Loans - Savings Banks — 1.6%
4,825	Washington Mutual, Inc.	215,147

	Semiconductors — 9.6%
5,085	Kyocera Corp. ADR	471,329
26,200	Micron Technology, Inc. *	339,290
25,850	STMicroelectronics N.V. NYS	484,170

		1,294,789

	Total Common Stocks (Cost $12,018,577)	12,957,152

PAR

	REPURCHASE AGREEMENT — 3.1%
$415,000	With Mizuho Securities, Inc. dated 1/31/07 at 5.18% to be repurchased at $415,060 on 2/1/07, collateralized by U.S. Treasury Bond, 7.875% due 2/15/21, value $118,572; U.S. Treasury Bill, 4.975% due 4/19/07, value $37,850; U.S. Treasury Bill, 4.97% due 4/5/07, value $70,198; U.S. Treasury Bill, 4.975% due 5/17/07, value $197,444 (Cost $415,000)	415,000

	Total Investments — 98.7% (Cost $12,433,577)	13,372,152
	Other Assets Less Liabilities — 1.3%	180,346

	Net Assets — 100.0%	$13,552,498

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2007 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 96.7%
	Banks - Money Centers — 11.9%
18,000	Bank of America Corp.	$946,440
18,000	Citigroup, Inc.	992,340
18,000	JP Morgan Chase & Co.	916,740
6,000	Wachovia Corp.	339,000

		3,194,520

	Banks - Regional — 18.2%
9,000	Capital One Financial Corp.	723,600
15,000	Comerica, Inc.	889,500
25,500	KeyCorp	973,335
55,000	Mitsubishi UFJ Financial Group, Inc. ADR	668,250
17,000	National City Corp.	643,450
8,000	SunTrust Banks, Inc.	664,800
4,000	Zions Bancorp.	339,280

		4,902,215

	Consumer Financial Services — 8.8%
13,000	CIT Group, Inc.	766,480
12,000	Fannie Mae (Federal National Mortgage)	678,360
14,000	Freddie Mac (Federal Home Loan)	909,020

		2,353,860

	Insurance - Accident and Health — 2.9%
35,000	UnumProvident Corp.	770,000

	Insurance - Life — 13.2%
19,000	Genworth Financial, Inc., Class A	663,100
5,000	Lincoln National Corp.	335,700
16,000	MetLife, Inc.	993,920
15,000	Principal Financial Group, Inc.	924,150
7,000	Prudential Financial, Inc.	623,910

		3,540,780

	Insurance - Property and Casualty — 17.2%
2,000	ACE Ltd.	115,560
9,000	American International Group, Inc.	616,050
24,000	CNA Financial Group*	975,600
2,500	Everest Re Group Ltd.	234,000
13,000	Loews Corp.	564,980
3,000	MBIA, Inc.	215,490
3,000	MGIC Investment Corp.	185,160
9,000	Safeco Corp.	576,090
11,000	The Chubb Corp.	572,440
6,000	The Hartford Financial Services Group, Inc.	569,460

		4,624,830

	Investment Services — 22.1%
18,000	Ameriprise Financial, Inc.	1,061,280
12,000	Lehman Brothers Holdings, Inc.	986,880
10,000	Merrill Lynch & Company, Inc.	935,600
12,500	Morgan Stanley	1,034,875
6,000	The Bear Stearns Companies, Inc.	989,100
4,500	The Goldman Sachs Group, Inc.	954,720

		5,962,455

	Savings and Loans - Savings Banks — 2.4%
14,000	Astoria Financial Corp.	414,260
5,000	Washington Mutual, Inc.	222,950

		637,210

	Total Common Stocks (Cost $22,061,182)	25,985,870

PAR

	REPURCHASE AGREEMENT — 3.6%
$957,000	With Mizuho Securities, Inc. dated 1/31/07 at 5.18% to be repurchased at $957,138 on 2/1/07, collateralized by U.S. Treasury Bond, 7.875% due 2/15/21, value $273,431; U.S. Treasury Bill, 4.975% due 4/19/07, value $87,282; U.S. Treasury Bill, 4.97% due 4/5/07, value $161,878; U.S. Treasury Bill, 4.975% due 5/17/07, value $455,311 (Cost $957,000)	957,000

	Total Investments — 100.3% (Cost $23,018,182)	26,942,870
	Liabilities Less Other Assets — (0.3%)	(81,477)

	Net Assets — 100.0%	$26,861,393

*	Non-income producing security
ADR	American Depositary Receipts

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Large Cap Technology Fund
Portfolio of Investments
January 31, 2007 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 93.7%
	Audio and Video Equipment — 2.4%
22,000	Sony Corp. ADR	$1,019,260

	Biotechnology and Drugs — 6.6%
12,500	Eli Lilly and Co.	676,500
21,905	Novartis AG ADR	1,263,699
34,075	Schering-Plough Corp.	851,875

		2,792,074

	Business Services — 1.1%
4,600	International Business Machines Corp.	456,090

	Capital Goods - Miscellaneous — 1.5%
4,800	Cummins, Inc.	645,888

	Communications Equipment — 10.9%
5,150	Comverse Technology, Inc.*	99,653
39,200	Corning, Inc.*	816,928
1,300	F5 Networks, Inc.*	92,872
31,167	LM Ericsson Telephone Co. ADR	1,240,135
92,500	Motorola, Inc.	1,836,125
51,200	Tellabs, Inc.*	515,584

		4,601,297

	Communications Services — 2.8%
31,125	AT&T, Inc.	1,171,234

	Computer Hardware — 1.1%
5,500	Apple Computer, Inc.*	471,515

	Computer Networks — 0.8%
6,382	Dassault Systemes S.A. ADR	345,968

	Computer Peripherals — 4.7%
32,175	Canon, Inc. ADR	1,699,162
6,000	Hewlett-Packard Co.	259,680

		1,958,842

	Computer Services — 1.7%
15,000	NCR Corp.*	710,850

	Computer Storage Devices — 2.3%
9,575	EMC Corp.*	133,954
21,300	SanDisk Corp.*	856,260

		990,214

	Electronic Instruments and Controls — 10.4%
16,500	Agilent Technologies, Inc.*	528,000
10,400	Arrow Electronics, Inc.*	366,600
66,265	AU Optronics Corp. ADR	889,939
13,000	Avnet, Inc.*	403,650
23,875	Jabil Circuit, Inc.	572,761
23,600	Molex, Inc.	693,604
11,025	TDK Corp. ADR	927,533

		4,382,087

	IT Consulting and Other Services — 0.5%
2,500	Cognizant Technology Solutions Corp., Class A*	213,225

	Medical Equipment and Supplies — 0.8%
3,300	Stryker Corp.	204,402
2,500	Varian Medical Systems, Inc.*	115,325

		319,727

	Office Equipment — 0.9%
22,000	Xerox Corp.*	378,400

	Photography — 0.8%
8,434	FUJIFILM Holdings Corp. ADR	348,662

	Retail - Catalog and Mail Order — 0.9%
5,997	CDW Corp.	384,827

	Semiconductors — 42.0%
43,050	Advanced Micro Devices, Inc.*	669,428
18,200	Advantest Corp. ADR	914,186
30,800	Analog Devices, Inc.	1,008,700
21,150	Applied Materials, Inc.	374,990
52,400	Flextronics International Ltd.*	609,412
62,600	Infineon Technologies AG ADR*	900,814
65,800	Intel Corp.	1,379,168
13,500	Intersil Corp.	318,060
20,675	KLA-Tencor Corp.	1,017,830
16,450	Kyocera Corp. ADR	1,524,750
11,500	Lam Research Corp.*	526,815
8,000	Marvell Technology Group Ltd.*	146,320
31,100	Maxim Integrated Products, Inc.	957,880
19,200	Microchip Technology, Inc.	667,392
76,650	Micron Technology, Inc.*	992,618
10,175	National Semiconductor Corp.	235,348
10,800	Novellus Systems, Inc.*	332,964
6,050	NVIDIA Corp.*	185,433
86,000	STMicroelectronics N.V. NYS	1,610,779
118,604	Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,293,970
40,100	Texas Instruments, Inc.	1,250,719
31,500	Xilinx, Inc.	765,450

		17,683,026

	Software and Programming — 1.5%
7,500	Check Point Software Technologies Ltd.*	178,950
1,000	Cognos, Inc.*	43,130
9,800	Microsoft Corp.	302,428
2,500	NAVTEQ Corp.*	88,700

		613,208

	Total Common Stocks (Cost $38,149,237)	39,486,394

	EXCHANGE TRADED FUNDS — 1.1%
6,000	PowerShares Dynamic Biotechnology & Genome Portfolio*	111,300
6,000	streetTRACKS® Morgan Stanley Technology ETF	337,080

	Total Exchange Traded Funds (Cost $428,050)	448,380

PAR

	REPURCHASE AGREEMENT — 3.3%
$1,387,000	With Mizuho Securities, Inc. dated 1/31/07 at 5.18% to be repurchased at $1,387,200 on 2/1/07, collateralized by U.S. Treasury Bond, 7.875% due 2/15/21, value $396,289; U.S. Treasury Bill, 4.975% due 4/19/07, value $126,500; U.S. Treasury Bill, 4.97% due 4/5/07, value $234,614; U.S. Treasury Bill, 4.975% due 5/17/07, value $659,892 (Cost $1,387,000)	1,387,000

	Total Investments — 98.1% (Cost $39,964,287)	41,321,774
	Other Assets Less Liabilities — 1.9%	792,994

	Net Assets — 100.0%	$42,114,770

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Fund
Portfolio of Investments
January 31, 2007 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 82.2%
	Banks - Regional — 0.1%
50,000	Bank of Florida Corp.*	$988,500

	Biotechnology and Drugs — 0.4%
228,100	Bradley Pharmaceuticals, Inc.*	4,587,091

	Business Services — 0.4%
183,200	Iron Mountain, Inc.*	5,125,936

	Casinos and Gaming — 24.9%
1,600,000	Bally Technologies, Inc.*	30,704,000
20,000	International Game Technology	869,200
212,300	Isle of Capri Casinos, Inc.*	5,279,901
992,000	Monarch Casino & Resort, Inc.*†	24,928,960
4,100,000	Penn National Gaming, Inc.*	179,662,000
1,621,407	Pinnacle Entertainment, Inc.*	55,987,184
157,500	Shuffle Master, Inc.*	4,191,075
234,861	Station Casinos, Inc.	19,540,435

		321,162,755

	Communications Services — 12.6%
4,107,256	American Tower Corp., Class A*	163,592,006

	Construction - Supplies and Fixtures — 4.8%
730,850	American Woodmark Corp.	32,859,016
902,300	Simpson Manufacturing Company, Inc.	29,514,233

		62,373,249

	Construction Services — 2.8%
566,666	D.R. Horton, Inc.	16,467,314
600,000	Toll Brothers, Inc.*	20,298,000

		36,765,314

	Consumer Financial Services — 1.9%
873,000	AmeriCredit Corp.*	23,693,220
28,200	White River Capital, Inc.*	604,326

		24,297,546

	Electric Utilities — 1.6%
1,000,000	The AES Corp.*	20,790,000

	Electronic Instruments and Controls — 0.9%
200,000	WESCO International, Inc.*	12,144,000

	Insurance - Miscellaneous — 1.4%
50,000	Brown & Brown, Inc.	1,416,000
393,500	Hilb Rogal and Hobbs Co.	16,625,375

		18,041,375

	Insurance - Property and Casualty — 9.9%
80	Berkshire Hathaway, Inc., Class B*	293,388
61,000	Investors Title Co.	3,276,920
255,400	Markel Corp.*	123,894,540

		127,464,848

	Office Equipment — 1.6%
1,085,400	Global Imaging Systems, Inc.*	20,893,950

	Oil and Gas Operations — 2.7%
397,890	MarkWest Hydrocarbon, Inc.	19,054,952
211,800	Penn Virginia Corp.	15,520,704

		34,575,656

	Real Estate Operations — 0.3%
385,225	Affordable Residential Communities, Inc.*	4,222,066

	Recreational Activities — 0.6%
603,800	Dover Motorsports, Inc.	3,272,596
60,000	International Speedway Corp., Class A	3,133,800
19,000	International Speedway Corp., Class B	995,600

		7,401,996

	Recreational Products — 2.3%
836,666	Pool Corp.	30,621,976

	Retail - Specialty — 11.8%
3,445,336	99 Cents Only Stores*	51,163,240
107,900	Big 5 Sporting Goods Corp.	2,620,891
1,500,000	CarMax, Inc.*	86,145,000
356,508	O’Reilly Automotive, Inc.*	12,445,694

		152,374,825

	Software and Programming — 0.3%
80,000	Blackbaud, Inc.	1,917,600
32,000	MICROS Systems, Inc.*	1,801,600

		3,719,200

	Transportation Services — 0.9%
472,876	Dynamex, Inc.*	11,547,632

	Total Common Stocks (Cost $534,552,561)	1,062,689,921

	PREFERRED STOCK — 0.4%
	Insurance - Life — 0.4%
200,000	ING Groep N.V., 6.125% (Cost $5,000,000)	5,040,000

PAR

	REPURCHASE AGREEMENT — 17.8%
$230,386,000	With Mizuho Securities, Inc. dated 1/31/07 at 5.18% to be repurchased at $230,419,150 on 2/1/07, collateralized by U.S. Treasury Bond, 7.875% due 2/15/21, value $65,825,092; U.S. Treasury Bill, 4.975% due 4/19/07, value $21,012,151; U.S. Treasury Bill, 4.97% due 4/5/07, value $38,970,242; U.S. Treasury Bill, 4.975% due 5/17/07, value $109,610,626 (Cost $230,386,000)	230,386,000

	Total Investments — 100.4% (Cost $769,938,561)	1,298,115,921
	Liabilities Less Other Assets — (0.4%)	(4,561,338)

	Net Assets — 100.0%	$1,293,554,583

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2007 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.8%
	Banks - Regional — 17.5%
183,113	Bancorp Rhode Island, Inc.	$7,855,548
622,895	Bank Mutual Corp.	7,350,161
171,064	Banner Corp.	7,328,382
35,300	Beverly National Corp.	822,490
42,727	Greenville First Bancshares, Inc.*	930,380
205,630	ITLA Capital Corp.	12,492,022
67,310	Patriot National Bancorp, Inc.	1,646,403
293,823	Taylor Capital Group, Inc.	11,156,459
91,703	Yardville National Bancorp	3,478,295

		53,060,140

	Consumer Financial Services — 3.1%
56,569	Advanta Corp., Class B	2,625,367
115,000	AmeriCredit Corp.*	3,121,100
115,891	ASTA Funding, Inc.	3,734,008

		9,480,475

	Insurance - Property and Casualty — 0.3%
55,000	Affirmative Insurance Holdings, Inc.	954,250

	REITs - Mortgage — 7.0%
335,000	Annaly Mortgage Management, Inc.	4,616,300
350,000	Anworth Mortgage Asset Corp.	3,213,000
56,500	Capstead Mortgage Corp.	451,435
340,600	Luminent Mortgage Capital, Inc.	3,153,956
465,000	MFA Mortgage Investments, Inc.	3,459,600
235,000	Thornburg Mortgage, Inc.	6,321,500

		21,215,791

	Savings and Loans - Savings Banks - Central — 4.1%
70,000	Capitol Federal Financial	2,732,800
31,500	Flagstar Bancorp, Inc.	457,065
101,698	HMN Financial, Inc.	3,469,936
131,679	MAF Bancorp, Inc.	5,917,654

		12,577,455

	Savings and Loans - Savings Banks - East — 21.2%
476,497	Dime Community Bancshares, Inc.	6,399,355
162,461	Flushing Financial Corp.	2,841,443
99,308	Hingham Institution for Savings	3,537,848
1,783,156	Hudson City Bancorp, Inc.	24,554,057
145,000	Investors Bancorp, Inc.*	2,235,900
66,445	MASSBANK Corp.	2,170,758
15,000	Oritani Financial Corp.*	231,000
272,381	Parkvale Financial Corp.	8,187,772
155,250	People’s Bank	6,984,698
78,688	TF Financial Corp.	2,382,673
68,328	WSFS Financial Corp.	4,741,280

		64,266,784

	Savings and Loans - Savings Banks - South — 10.8%
851,163	BankUnited Financial Corp., Class A	23,483,587
490,084	Franklin Bank Corp.*	9,311,596

		32,795,183

	Savings and Loans - Savings Banks - West — 33.8%
24,800	Beverly Hills Bancorp, Inc.	194,680
272,000	Downey Financial Corp.	19,458,880
355,000	FirstFed Financial Corp.*	24,477,250
80,335	Harrington West Financial Group, Inc.	1,434,381
272,161	Pacific Premier Bancorp, Inc.*†	3,268,654
311,700	PFF Bancorp, Inc.	10,557,279
551,000	Sterling Financial Corp.	18,276,670
1,069,734	Washington Federal, Inc.	24,807,132

		102,474,926

	Total Common Stocks (Cost $220,954,348)	296,825,004

PAR

	REPURCHASE AGREEMENT — 2.3%
$6,945,000	With Mizuho Securities, Inc. dated 1/31/07 at 5.18% to be repurchased at $6,945,999 on 2/1/07, collateralized by U.S. Treasury Bond, 7.875% due 2/15/21, value $1,984,301; U.S. Treasury Bill, 4.975% due 4/19/07, value $633,413; U.S. Treasury Bill, 4.97% due 4/5/07, value $1,174,760; U.S. Treasury Bill, 4.975% due 5/17/07, value $3,304,219 (Cost $6,945,000)	6,945,000

	Total Investments — 100.1% (Cost $227,899,348)	303,770,004
	Liabilities Less Other Assets — (0.1%)	(149,975)

	Net Assets — 100.0%	$303,620,029

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Technology
Portfolio of Investments
January 31, 2007 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 98.7%
	Biotechnology and Drugs — 0.7%
1,400	Geron Corp.*	$11,466
700	Martek Biosciences Corp.*	16,317

		27,783

	Business Services — 0.5%
700	Forrester Resarch, Inc.*	19,712

	Capital Goods - Miscellaneous — 2.4%
2,575	Intermec, Inc.*	61,877
900	Zebra Technologies Corp., Class A*	31,203

		93,080

	Chemical Manufacturing — 0.9%
1,200	Cabot Microelectronics Corp.*	36,228

	Communications Equipment — 7.2%
5,250	Andrew Corp.*	55,755
2,300	Arris Group, Inc.*	32,706
1,500	Comverse Technology, Inc.*	29,025
7,575	Foundry Networks, Inc.*	109,610
800	NETGEAR, Inc.*	20,600
4,000	Sonus Networks, Inc.*	28,960

		276,656

	Communications Services — 0.2%
300	SBA Communications Corp., Class A*	8,913

	Computer Hardware — 5.9%
1,200	Agilysys, Inc.	22,740
4,800	Ingram Micro, Inc., Class A*	93,648
2,300	MIPS Technologies, Inc.*	19,136
2,425	Palm, Inc.*	33,538
1,600	Tech Data Corp.*	59,424

		228,486

	Computer Networks — 5.2%
8,700	3Com Corp.*	33,930
1,475	Convergys Corp.*	38,409
600	F5 Networks, Inc.*	42,864
4,200	Sykes Enterprises, Inc.*	61,362
1,300	SYNNEX Corp.*	24,960

		201,525

	Computer Peripherals — 1.1%
1,400	ScanSource, Inc.*	41,076

	Computer Services — 7.5%
1,500	CyberSource Corp.*	19,350
2,800	Epicor Software Corp.*	38,780
2,000	Internet Initiative Japan, Inc. ADR*	18,480
500	NCR Corp.*	23,695
2,000	Online Resources Corp.*	20,360
3,500	Perot Systems Corp., Class A*	57,190
500	SAVVIS, Inc.*	22,410
3,700	Unisys Corp.*	31,894
1,550	WebEx Communications, Inc.*	57,474

		289,633

	Computer Storage Devices — 4.3%
4,550	Brocade Communications Systems, Inc.*	39,039
2,225	Emulex Corp.*	39,493
850	Imation Corp.	36,984
800	Komag, Inc.*	27,296
1,250	Western Digital Corp.*	24,500

		167,312

	Electronic Instruments and Controls — 12.8%
2,550	Arrow Electronics, Inc.*	89,888
2,900	Avnet, Inc.*	90,044
1,862	Benchmark Electronics, Inc.*	42,174
4,000	KEMET Corp.*	30,160
1,600	Methode Electronics, Inc.	17,616
8,000	MRV Communications, Inc.*	32,560
1,000	Multi-Fineline Electronix, Inc.*	17,750
1,800	Nam Tai Electronics, Inc.	24,336
3,150	Plexus Corp.*	52,920
13,450	Solectron Corp.*	43,713
500	TTM Technologies, Inc.*	5,355
4,050	Vishay Intertechnology, Inc.*	53,217

		499,733

	Medical Equipment and Supplies — 0.5%
850	Wright Medical Group, Inc.*	18,607

	Scientific and Technical Instruments — 2.7%
950	Analogic Corp.	55,784
800	Coherent, Inc.*	24,600
1,000	OSI Systems, Inc.*	23,980

		104,364

	Security Systems and Services — 0.5%
1,000	Checkpoint Systems, Inc.*	18,790

	Semiconductors — 19.2%
2,200	Aeroflex, Inc.*	26,312
7,275	Atmel Corp.*	43,505
800	ATMI, Inc.*	26,752
3,000	Axcelis Technologies, Inc.*	19,320
2,050	Cirrus Logic, Inc.*	15,211
2,100	Cypress Semiconductor Corp.*	38,745
900	Diodes, Inc.*	33,003
6,005	Entegris, Inc.*	64,434
3,500	Fairchild Semiconductor International, Inc.*	62,335
2,425	International Rectifier Corp.*	101,194
1,000	Microsemi Corp.*	18,200
1,775	MKS Instruments, Inc.*	38,819
1,150	Photronics, Inc.*	19,159
4,400	RF Micro Devices, Inc.*	33,968
400	Silicon Laboratories, Inc.*	12,844
2,600	Silicon Storage Technology, Inc.*	12,948
2,800	SimpleTech, Inc.*	30,632
1,950	Standard Microsystems Corp.*	54,405
1,475	Teradyne, Inc.*	21,978
4,500	TriQuint Semiconductor, Inc.*	21,150
2,000	Verigy Ltd.*	36,660
1,200	Zoran Corp.*	16,764

		748,338

	Software and Programming — 27.1%
1,000	Aladdin Knowledge Systems Ltd.*	17,150
1,500	Business Objects S.A. ADR*	56,460
10,300	Compuware Corp.*	92,391
1,500	Dendrite International, Inc.*	16,365
800	GSI Commerce, Inc.*	13,032
2,900	Hyperion Solutions Corp.*	122,438
1,400	Interwoven, Inc.*	21,980
1,500	JDA Software Group, Inc.*	24,000
750	Kronos, Inc.*	28,500
3,100	Lawson Software, Inc.*	23,281
500	MapInfo Corp. *	6,825
900	MICROS Systems, Inc.*	50,670
4,000	Novell, Inc.*	29,000
1,300	Open Text Corp.*	24,414
1,500	Openwave Systems, Inc.*	13,230
1,200	Progress Software Corp.*	34,092
2,000	Quest Software, Inc.*	29,860
1,850	RightNow Technologies, Inc.*	26,603
2,850	SPSS, Inc.*	88,407
2,400	Sybase, Inc.*	62,136
2,025	THQ, Inc.*	61,358
13,050	TIBCO Software, Inc.*	121,104
1,500	Ulticom, Inc.*	12,825
800	Verint Systems, Inc.*	26,440
1,800	webMethods, Inc.*	13,554
1,300	Website Pros, Inc.*	11,245
500	Witness Systems, Inc.*	11,320

		1,038,680

	Total Common Stocks (Cost $3,567,960)	3,818,916

PAR

	REPURCHASE AGREEMENT — 4.0%
$154,000	With Mizuho Securities, Inc. dated 1/31/07 at 5.18% to be repurchased at $154,022 on 2/1/07, collateralized by U.S. Treasury Bond, 7.875% due 2/15/21, value $44,000; U.S. Treasury Bill, 4.975% due 4/19/07, value $14,045; U.S. Treasury Bill, 4.97% due 4/5/07, value $26,049; U.S. Treasury Bill, 4.975% due 5/17/07, value $73,269; (Cost $154,000)	154,000

	Total Investments — 102.7% (Cost $3,721,960)	3,972,916
	Liabilities Less Other Assets — (2.7%)	(104,307)

	Net Assets — 100.0%	$3,868,609

*	Non-income producing security
ADR	American Depositary Receipts

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2007 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 99.7%
	Electric Utilities — 35.7%
1,000	ALLETE, Inc.	$48,090
29,175	Alliant Energy Corp.	1,060,511
29,125	Ameren Corp.	1,546,829
218,550	Aquila, Inc.*	990,032
22,375	Avista Corp.	562,731
1,425	Black Hills Corp.	52,825
259,300	CenterPoint Energy, Inc.	4,475,518
7,250	CH Energy Group, Inc.	370,040
116,650	CMS Energy Corp.*	1,946,889
94,175	Consolidated Edison, Inc.	4,546,769
23,850	Constellation Energy Group, Inc.	1,730,318
131,050	Dominion Resources, Inc.	10,871,907
53,725	DTE Energy Co.	2,491,228
106,937	Duke Energy Corp.	2,105,590
305,340	E.ON AG ADR	13,859,382
124,509	Energy East Corp.	2,990,706
1,300	Entergy Corp.	120,705
75,525	Exelon Corp.	4,530,745
13,028	MGE Energy, Inc.	445,297
182,376	National Grid PLC ADR	13,789,448
34,450	Northeast Utilities	952,543
25,416	NorthWestern Corp.	911,418
27,500	NSTAR	918,500
14,116	Pepco Holdings, Inc.	361,087
219,325	PG&E Corp.	10,238,090
24,375	PNM Resources, Inc.	742,950
20,450	PPL Corp.	728,020
120,200	Public Service Enterprise Group, Inc.	8,057,006
73,100	Puget Energy, Inc.	1,795,336
15,825	Sierra Pacific Resources*	269,342
50,975	TECO Energy, Inc.	864,536
4,900	The Empire District Electric Co.	116,669
6,305	UniSource Energy Corp.	236,564
37,325	Wisconsin Energy Corp.	1,737,852
12,980	WPS Resources Corp.	688,589
102,350	Xcel Energy, Inc.	2,387,826

		99,541,888

	Natural Gas Utilities — 60.1%
133,750	AGL Resources, Inc.	5,256,375
176,350	Atmos Energy Corp.	5,509,174
28,600	Cascade Natural Gas Corp.	743,886
12,065	Chesapeake Utilities Corp.	355,435
7,807	Delta Natural Gas Company, Inc.	195,956
831,000	El Paso Corp.	12,897,120
418,160	Enbridge, Inc.	13,464,752
59,625	Energen Corp.	2,759,445
4,789	Energy West, Inc.	53,397
19,189	EnergySouth, Inc.	738,201
117,050	Equitable Resources, Inc.	5,062,413
292,100	KeySpan Corp.	11,917,680
70,850	MDU Resources Group, Inc.	1,831,473
110,200	National Fuel Gas Co.	4,484,038
45,500	New Jersey Resources Corp.	2,120,300
94,350	Nicor, Inc.	4,292,925
344,450	NiSource, Inc.	8,197,910
62,000	Northwest Natural Gas Co.	2,522,780
98,200	ONEOK, Inc.	4,213,762
72,475	Peoples Energy Corp.	3,156,286
167,900	Piedmont Natural Gas Company, Inc.	4,333,499
4,743	RGC Resources, Inc.	120,614
80,125	SEMCO Energy, Inc.*	482,353
243,600	Sempra Energy	13,977,767
54,110	South Jersey Industries, Inc.	1,787,794
261,457	Southern Union Co.	7,271,119
91,050	Southwest Gas Corp.	3,573,713
522,168	Spectra Energy Corp.*	13,639,028
45,650	The Laclede Group, Inc.	1,482,712
352,400	The Williams Companies, Inc.	9,511,276
410,350	TransCanada Corp.	13,619,517
74,025	UGI Corp.	2,029,025
93,805	Vectren Corp.	2,637,797
104,900	WGL Holdings, Inc.	3,317,987

		167,557,509

	Oil and Gas Operations — 3.9%
77,700	Cheniere Energy, Inc.*	2,150,736
88,125	Questar Corp.	7,155,750
44,150	Southwestern Energy Co.*	1,698,009

		11,004,495

	Total Common Stocks — 99.7% (Cost $142,903,871)	278,103,892

	Other Assets Less Liabilities — 0.3%	877,559

	Net Assets — 100.0%	$278,981,451

*	Non-income producing security
ADR	American Depositary Receipts

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Fund for Government Investors
Portfolio of Investments
January 31, 2007 (unaudited)

			MATURITY
PAR		RATE	DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 89.7%
	Federal Farm Credit Bank - 4.9%
$10,000,000	Federal Farm Credit Bank Discount Note*	5.09%	6/13/07	$9,813,367

				9,813,367

	Federal Home Loan Mortgage Corporation - 37.5%
9,000,000	Freddie Mac Discount Note*	5.135	2/13/07	8,984,595
7,000,000	Freddie Mac Discount Note*	5.135	2/20/07	6,981,029
10,000,000	Freddie Mac Discount Note*	5.04	3/7/07	9,952,400
10,000,000	Freddie Mac Discount Note*	5.09	3/20/07	9,933,547
10,000,000	Freddie Mac Discount Note*	5.08	4/18/07	9,892,756
10,000,000	Freddie Mac Discount Note*	5.06	5/1/07	9,874,905
10,000,000	Freddie Mac Discount Note*	5.1	5/22/07	9,844,167
10,000,000	Freddie Mac Discount Note*	5.1	5/31/07	9,831,417

				75,294,816

	Federal National Mortgage Association - 47.3%
10,000,000	Fannie Mae	3.625	3/15/07	9,981,123
8,000,000	Fannie Mae Discount Note*	5.165	2/7/07	7,993,113
10,000,000	Fannie Mae Discount Note*	5.13	2/27/07	9,962,950
10,000,000	Fannie Mae Discount Note*	5.03	3/28/07	9,923,153
8,000,000	Fannie Mae Discount Note*	5.1	4/4/07	7,929,733
10,000,000	Fannie Mae Discount Note*	5.05	4/11/07	9,903,208
10,000,000	Fannie Mae Discount Note*	5.1	4/25/07	9,882,417
10,000,000	Fannie Mae Discount Note*	5.11	5/7/07	9,865,153
10,000,000	Fannie Mae Discount Note*	5.09	5/14/07	9,855,783
10,000,000	Fannie Mae Discount Note*	5.1	6/29/07	9,790,333

				95,086,966

21,503,918	REPURCHASE AGREEMENT — 10.7%
	With Mizuho Securities, Inc. dated 1/31/07 at 5.18% to be repurchased at $21,507,012 on 2/1/07, collateralized by U.S. Treasury Bill, 5.088% due 4/19/07, value $21,738,000			21,503,918

	Total Investments — 100.4% (Amortized Cost $201,699,067) †			201,699,067
	Other Assets Less Liabilities — 0.4%			(821,211)

	Net Assets — 100.0%			$200,877,856

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 65 Days

See Accompanying Notes to Portfolios of Investments.

The FBR Funds
Notes to Portfolios of Investments
January 31, 2007
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended January 31, 2007, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/06	Purchases	Sales	1/31/2007	Gain	Dividends	1/31/2007	Cost

FBR Small Cap Fund
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	$24,928,960	$4,511,967
FBR Small Cap Financial Fund
Pacific Premier Bancorp, Inc.	270,471	1,690	—	272,161	—	—	3,268,654	2,800,142

3. Federal Tax Information

As of January 31, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal	Gross	Gross	Net
	Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Pegasus Fund	$12,493,592	$1,086,440	$(207,880)	$878,560
Large Cap Financial Fund	$23,103,260	$3,945,771	$(146,361)	$3,799,410
Large Cap Technology Fund	$40,867,589	$2,593,424	$(1,615,514)	$977,910
Small Cap Fund	$769,938,561	$530,035,839	$(1,858,479)	$528,177,360
Small Cap Financial Fund	$228,491,648	$80,569,630	$(5,044,324)	$75,525,306
Small Cap Technology Fund	$3,704,369	$345,765	$(115,059)	$230,706
Gas Utility Index Fund	$154,151,082	$131,448,916	$(6,635,656)	$124,813,260
Fund for Government Investors	$201,699,067	$—	$—	$—

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/28/2007

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	3/28/2007

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/28/2007

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds